Inventories net	6 Months Ended
Mar. 31, 2023
Inventories net
Inventories, net

Note 5 — Inventories, net

Inventories, net, from the Company’s continuing operations consisted of the following:

	As of	As of
	March 31,	September 30,
	2023	2022
	(unaudited)
Raw materials	$418,788	$620,252
Packaging materials	80,346	63,703
Finished goods	63,325	81,975
Inventory	562,459	765,930
Less: allowance for inventory reserve	(120,275)	(49,652)
Inventory, net	$442,184	$716,278

As of March 31, 2023 and September 30, 2022, allowance for inventory reserve was $0.1 million and $0.05 million, respectively.